EMPLOYEE BENEFIT PLANS - Level 3 Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	$ 460,050
Fair value of plan assets at end of the year	302,131	$ 460,050
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	8,180	0
Acquisitions		8,611
Net realized and unrealized gains (losses)		(1,242)
Net purchases, issuances and settlements	(8,180)	811
Fair value of plan assets at end of the year	0	8,180
Level 3 | Other
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	122	0
Acquisitions		113
Net realized and unrealized gains (losses)		9
Net purchases, issuances and settlements	(122)	0
Fair value of plan assets at end of the year	0	122
Level 3 | Interest in 103-12 Investment Companies
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	8,058	0
Acquisitions		8,498
Net realized and unrealized gains (losses)		(1,251)
Net purchases, issuances and settlements	(8,058)	811
Fair value of plan assets at end of the year	$ 0	$ 8,058